Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Dunham Funds
Prospectus Date		rr_ProspectusDate	Feb. 27, 2015
Dunham Large Cap Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.51%
Dunham Large Cap Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.26%
Dunham Large Cap Value Fund | Class N
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Dunham Large Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement for fees and expenses [text block]		cik0001420040_SupplementForFeesAndExpensesTextBlock

DUNHAM FUNDS

Dunham Large Cap Value Fund

Class A (DALVX)

Class C (DCLVX)

Class N (DNLVX)

Supplement dated July 15, 2015 to the Prospectus dated February 27, 2015, as amended April 24, 2015 (the "Prospectus") and the Summary Prospectus dated February 27, 2015. This Supplement supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Effective July 1, 2015, Rothschild Asset Management Inc. ("Rothschild" or "Sub-Adviser") replaces C.S. McKee, L.P. ("C.S. McKee") as sub-adviser to the Dunham Large Cap Value Fund (the "Fund").

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 32 of the Prospectus and page 1 of the Summary Prospectus. The table describing the expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2015. The Management fees assume the Sub-Adviser's base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 30 bps (0.30%) and can range from 0.10% to 0.50%, depending on the effect of performance fees.